Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit / (loss)	$ (3,935)	$ 8,752	$ (13,459)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment	182	133	385
Amortization of intangible assets	199		1,329
Finance cost		149
Share-based compensation	1,648	660	894
Deferred tax benefit	(37)		(1,087)
Gain on disposal of subsidiaries		(16,153)
Change of fair value of acquisition consideration payable			(10,681)
Gain on extinguishment of acquisition consideration payable	(99)	(3,026)	(4,340)
Gain on termination of Variable Interest Entities ("VIEs")			(9,551)
Loss on impairment of goodwill			27,927
Loss on impairment of intangible assets			2,723
Loss on disposals of fixed assets	6	373
Bad debt provision on prepaid expenses and other current assets		(6)	832
Bad debt provision on accounts receivables		(130)	2,073
(Increase) / decrease in assets:
Accounts receivable	(1,563)	3,538	(1,379)
Prepaid expenses and other current assets	(1,452)	1,804	(3,941)
Amounts due from related parties	(40)	240	(2,106)
Increase / (decrease) in liabilities:
Accounts payable	151	(661)	5,114
Accrued expenses and other payables	(123)	(167)	2,420
Amounts due to related parties	(38)	(23)	(1,558)
Deferred revenue	9	(1,165)	224
Income taxes payable	4	(306)	1,329
Net cash used in operating activities	(5,088)	(5,988)	(2,852)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(706)	(47)	(47)
Proceeds from disposals of property and equipment			3
Cash disposed upon the termination of VIEs			(120)
Cash disposed upon disposal of subsidiaries		(2,356)
Cash paid for acquisitions, net of cash acquired		(549)	(738)
Net cash used in investing activities	(706)	(2,952)	(902)
CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in restricted bank deposit		(71)	10
Proceeds from short-term borrowings			1,346
Repayment of short-term borrowings			(747)
Proceeds from issuance of convertible promissory notes and warrants		3,000
Proceeds from exercise of options			2
Proceeds from exercise of warrants	4,108	2,215
Payment for repurchase of ordinary shares		(621)
Proceeds from issuance of ordinary shares		6,955
Net cash provided by financing activities	4,108	11,478	611
Foreign currency translation adjustment	82	41	219
Net increase / (decrease) in cash and cash equivalents	(1,604)	2,579	(2,924)
Cash and cash equivalents at beginning of year	7,209	4,630	7,554
Cash and cash equivalents at end of year	5,605	7,209	4,630
Cash and cash equivalents from continuing components	5,605	7,209	39
Cash and cash equivalents from discontinued components			4,591
SUPPLEMENTAL DISCLOSURE INFORMATION
Cash paid for interest			89
Cash paid for income taxes		124	314
Non-cash investing transactions:
Acquisition consideration settled	99	4,930	15,891
Purchase of intangible assets with shares of company stock	2,200
Non-cash financing transactions:
Conversion of promissory convertible notes		$ 3,149